Note 9 - Share-based Payments (Details Textual) $ in Thousands					3 Months Ended		6 Months Ended		12 Months Ended
	May 13, 2024	Apr. 08, 2024	Apr. 07, 2023	Jan. 24, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions					$ 305	$ 221	$ 506	$ 331
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions					$ 644		$ 644		$ 1,294
Expense from share-based payment transactions							57	271
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital							83	351
Performance share units (PSUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from share-based payment transactions							$ 67	$ 386
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							1
Performance probability							80.00%	93.00%
Performance multiplier							80.00%		93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Performance probability							100.00%	100.00%
Performance multiplier							100.00%		100.00%
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments							3
Performance probability							100.00%
Performance multiplier	100.00%	100.00%	100.00%	100.00%			100.00%
Expense from equity-settled share-based payment transactions							$ 414,000	$ 331,000
Equity-settled performance units (EPUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions							$ 85	0
Equity settlement restricted share units [member]
Statement Line Items [Line Items]
Performance multiplier							100.00%
Expense from equity-settled share-based payment transactions							$ 92	$ 0